RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Dividend distributions				$ 8,524	$ 17,259	$ 10,025
Principal amount	$ 252,736		252,736		127,937
Receiving cash proceeds					261,100
Debt discount			71,647		37,480
Loss on Settlement of senior secured notes			(513,512)
Debt Instrument, Unamortized Discount	25,725		25,725		12,282
Senior Secured Promissory Notes [Member]
Related Party Transaction [Line Items]
Principal amount					274,155
Receiving cash proceeds					261,100
Debt discount					$ 13,055
Maturity date					Dec. 31, 2026
Bear interest rate percentage					15.00%
Original issue discount percentage					5.00%
Receives gross proceeds					$ 2,500,000
Proceeds from redeem percentage					50.00%
Redemption description					The cash redemption amount payable to each holder in connection with such Qualified Financing Redemption shall be equal to the product of (I) post-money valuation of the Company following such Qualified Financing and (II) the quotient of (x) the outstanding note balance of the Note held by such holder on the date of such Qualified Financing Redemption and (y) the lower of (i) the product of 0.8 and the post-money valuation of the Company following such Qualified Equity Financing and (ii) $7 million (such amount redeemed, the “Qualified Financing Redemption Amount”); provided, however, that the Qualified Financing Redemption Amount paid to any holder shall not be greater than five hundred percent (500%) of the Outstanding Note Balance of the Note held by such holder on the date of such Qualified Financing Redemption.
Related Party [Member]
Related Party Transaction [Line Items]
Principal amount	253,262		253,262		$ 264,684
Debt discount					3,531
Amortization of Debt Issuance Costs and Discounts			4,147	0
Interest expense related party			10,183	0
Debt Instrument, Unamortized Discount	4,881		4,881		9,524
Accrued interest related party	25,397		25,397		15,837	(0)
Proceeds from note payable, related party	4,000
Interest expense related party			12,773	$ (0)	15,837
Related Party [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Principal amount					$ 264,631
Related Party [Member] | Promissory Note Agreement [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Principal amount	$ 14,980		$ 14,980
Maturity date	Mar. 31, 2028
Bear interest rate percentage	0.00%		0.00%
Proceeds from loans	$ 14,980
Related Party [Member] | Senior Secured Redeemable Note [Member]
Related Party Transaction [Line Items]
Principal amount	10,500		$ 10,500
Accrued interest			623
Cash redemption amount	$ 55,792		55,792
Loss on Settlement of senior secured notes			$ 44,668
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Maturity date		Apr. 10, 2026
Bear interest rate percentage		0.00%
Proceeds from note payable, related party		$ 4,000
Promissory note		$ 4,700